Impairment of non-current assets	12 Months Ended
Dec. 31, 2019
Impairment of non-current assets
Impairment of non-current assets

17.         Impairment of non-current assets

As mentioned in Note 4.12, each year the Ecopetrol Business Group assesses whether there is an indication that an asset or cash–generating unit may be impaired or if impairment losses recognized in previous periods should be reversed (except for goodwill impairment losses).

The impairment of non–financial assets includes property, plant and equipment and natural resources, investments in companies, goodwill and other non–current assets. The Ecopetrol Business Group is exposed to future risks derived mainly from variations in: (i) the estimate of future oil prices, (ii) refining margins and profitability, (iii) cost profile, (iv) investments and maintenance expenses, (v) amounts of recoverable reserves, (vi) market and country risk assessments reflected in the discount rate and (vii) changes in domestic and international regulations, among others.

Any changes in the above estimates used to calculate the recoverable amount of a non–current assets can have a material impact on the recognition impairment losses or reversals (other than goodwill impairment losses)in the profit or loss. Highly sensitive significant estimates affecting each business segments, among others include: (i) in the exploration and production segment, variations of recoverable hydrocarbon estimates, changes in projected realization prices and the discount rate; (ii) in the refining segment, changes in finished products and crude oil prices, the discount rate, refining margins, changes in environmental regulations, cost structure and the level of capital expenditures; and (iii) in the transport and logistics segment, changes in regulated tariffs and transported volumes.

Based on the impairment tests conducted by the Ecopetrol Business Group, the following are the impairment (losses) or reversals for the years ended on December 31, 2019, 2018 and 2017:

Impairment (loss) reversal of impairment by segment	2019	2018	2017
Exploration and Production	(1,982,044)	785,940	183,718
Refining and Petrochemicals	452,163	(984,704)	1,067,965
Transport and Logistics	(232,556)	(169,870)	59,455
	(1,762,437)	(368,634)	1,311,138

Recognized in:
Property, plant and equipment (Note 14)	(426,611)	(1,083,285)	977,919
Natural resources (Note 15)	(1,017,061)	414,102	376,934
Investment in joint ventures and associates (Note 13)	(318,820)	300,828	(15,059)
Other non–current assets	55	(279)	(28,656)
	(1,762,437)	(368,634)	1,311,138

17.1       Exploration and production

The impairment (loss) reversal of assets of the Exploration and Production segment for the years ended December 31 of 2019, 2018 and 2017 is as follows:

	2019	2018	2017
Oilfields	(1,663,082)	483,803	188,873
Investment in joint ventures (Note 13)	(318,962)	302,136	(5,155)
Other	—	1	—
	(1,982,044)	785,940	183,718

17.1.1    Oilfields

In 2019, as a result of the current hydrocarbons sector's economic context, the behavior of the market variables, Ecopetrol's crude oil basket price discounts as compared to the ICE Brent crude price, available technical and operational information, there was an impairment loss in the oilfields that operate in Colombia mainly Tibú, Casabe, Provincia, Underriver, La Hocha y Andalucía and the oilfield operated abroad K2.

In 2018, based on new market variables, incorporation of new reserves, Ecopetrol’s crude oil basket price discounts as compared to the ICE Brent crude price, available technical and operational information, there was a partial reversal of an impairment recognized in previous years for the oil fields that operate in Colombia Casabe, Provincia, Underriver, Tisquirama and Orito and in fields operated abroad Gunflint and K2, and an impairment mainly in Tibú and Dina Norte fields.

In 2017, based on new market variables, incorporation of new reserves, Ecopetrol’s crude oil basket price discounts as compared to the ICE Brent crude price, available technical and operational information, there was a partial reversal of an impairment recognized in previous years for the oil fields that operate in Colombia CPO09, Casabe and Oripaya and in fields operated abroad Gunflint Dalmatian and K2, and an impairment in the Tibú, Underriver, Provincia and Orito fields, mainly.

The following is the breakdown of oilfields impairment losses or reversals for the years ended December 31, 2019, 2018 and 2017:

2019

	Carrying	Recoverable	Impairment (loss)
Cash generating units	amount	amount	reversal
Oil fields in Colombia
Reversal	3,842,819	6,047,345	74,577
Loss	4,992,462	3,322,284	(1,673,258)
Fields operated abroad
Reversal	200,910	539,785	4,391
Loss	—	—	(68,792)
			(1,663,082)

2018

	Carrying	Recoverable	Impairment (loss)
Cash generating units	amount	amount	reversal
Oil fields in Colombia
Reversal	19,156,326	50,462,080	689,665
Loss	764,808	405,421	(359,387)
Fields operated abroad
Reversal	1,810,618	2,719,086	157,709
Loss	184,375	180,191	(4,184)
			483,803

2017

	Carrying	Recoverable	Impairment (loss)
Cash generating units	amount	amount	reversal
Oil fields in Colombia
Loss	2,172,747	1,588,207	(584,540)
Reversal	13,229,212	23,906,828	298,210
Fields operated abroad
Reversal	748,510	1,324,010	475,203
			188,873

The grouping of assets to determine the CGUs is consistent as compared to the prior periods.

The assumptions used to determine the recoverable amount include the following:

–The fair value less costs of disposal of the Exploration and Production segment assets was determined based on cash flows after tax derived from the business plans approved by Group’s management, which are developed based on long–term macroeconomic policies and fundamental assumptions of supply and demand. The fair value hierarchy is 3.

–Balance of oil and gas reserves, in addition to proven reserves; probable and possible reserves were also considered, adjusted by different risk factors.

–The real discount rate determined as the average weighted cost of capital (WACC) and it corresponds to 6.31% (2018–7.46% and 2017 – 8.17%).

–Oil price – Brent: the forecasts include USD$55.61/barrel for the first year, USD$54.91/barrel for the medium term and USD$70.1/barrel for the long term. In 2018, the assumptions taken USD$81.4/barrel for the first year, USD$67.6/barrel for the medium term and USD$71.4/barrel as of the year 2030. In 2017, the assumptions taken USD$52.9/barrel for 2018, USD$72.5/barrel average for the next six years and USD$81.9/barrel as of 2030. International oil price projections were carried out by an independent agency specializing in oil and gas, taking into account the current scenarios of oil quota agreements of the OPEC (Organization of Petroleum Exporting Countries) and the impact of the changes in specifications issued by the international agreement to prevent pollution by ships (Marpol) as of the year 2020 on crude and fuels with high sulfur content.

17.1.2    Investments in joint ventures

Investments in joint ventures in the Exploration and Production segment are recorded using the equity method of accounting. Ecopetrol evaluates if there is any objective evidence that indicate that the fair value of such investments has deteriorated in the period, especially those for which goodwill has been recorded.

As a result, Ecopetrol recognized an (impairment loss) or reversal of impairment on the carrying value as of December 31, as follows:

	2019	2018	2017
Equion Energy Limited	(134,753)	108,791	(42,744)
Offshore International Group	(184,209)	193,345	37,589
	(318,962)	302,136	(5,155)

The significant assumptions used to determine the recoverable amount of these investments are consistent with those described in the previous section, except for the use of a discount rate in real terms in 2019 for Offshore International Group of 8.50% (2018–8.92% and 2017 – 8.61%).

In 2019, an impairment loss for both. Offshore International Group and Equion Energy Limited was recorded, due to current market variables, decreasing international crude oil prices, conservative position over projects and increasing costs.

In 2018, the market showed an improvement in the crude oil and gas production forecast. Operational performance and technical evolution have contributed to strengthening future cash flows that, in turn, contributed to the reversal of the impairment charged recognized in previous years for Offshore International Group and Equion Energy.

In 2017, because of new market variables, new reserves, price differentials against reference indicators and available technical and operational information, there was a reversal of an impairment recognized in previous years for Offshore International Group and Equion Energy.

17.2       Refining and Petrochemical

The Cash Generating Units with an (expense for) reversal of impairment in the Refining and Petrochemical Segment for the years ended December 31, 2019, 2018 and 2017 include:

2019

	Carrying	Recoverable	(Impairment loss)
Cash–generating units	amount	amount	reversal
Refinería de Cartagena	22,292,788	23,204,385	911,597
Bioenergy	575,331	340,991	(234,340)
Refinería de Barrancabermeja (projects)	901,517	676,423	(225,094)
			452,163

2018

	Carrying	Recoverable	(Impairment loss)
Cash–generating units	amount	amount	reversal
Refinería de Cartagena	23,411,058	22,640,761	(770,297)
Bioenergy	774,343	560,882	(213,461)
Other	946	—	(946)
			(984,704)

2017

	Carrying	Recoverable	(Impairment loss)
Cash–generating units	amount	amount	reversal
Refinería de Cartagena	20,578,412	22,012,710	1,434,298
Refinería de Barrancabermeja (projects)	1,172,773	898,786	(273,987)
Bioenergy	757,741	665,395	(92,346)
			1,067,965

The grouping of assets to determine the CGUs is consistent with prior periods.

17.2.1    Refinería de Cartagena

The recoverable amount of the Refinería de Cartagena was calculated based on its fair value less costs of disposal, which is higher than its value in continued use. The fair value less costs of disposal of the Refinería de Cartagena was determined based on cash flows after taxes that are derived from business plans approved by the Ecopetrol Business Group’s management, which are developed based on market prices provided by a third-party expert, which considers long–term macroeconomic variables and fundamental supply and demand assumptions for crude oil and refined products. The fair value hierarchy is 3.

The significant assumptions to determine the recoverable amount included: (i) a gross refining margin determined by crude oil feedstock and products price outlook provided by an independent third-party expert; (ii) an actual discount rate of 6.23% which include a premium risk of 0.59% (2018–6.48%), determined under WACC methodology; (iii) current conditions or benefits, or similar, as an industrial user of goods and services of the free trade zone and during the validity of the license; (iv) level of costs and long–term operating expenses in line with international refinery standards of similar configuration and conversion capacity; (v) refinery throughput and production; and (vi) level of continued investment.

It is important to mention that the refining business is highly sensitive to the volatility of the margins and the macroeconomic variables implicit in the determination of the discount rate, therefore, any change in these assumptions could potentially result in significant variations in the determination of impairment losses or reversal amounts.

The reversal of impairment recorded for 2019, is mainly related to macroeconomic assumptions changes which decreased the discount rate used to value the assets; this is explained by the decreasing risk and the Company's cost of the debt. Together, operational management and financial results allowed the support of operational improvements included in the forecast that compensate in some measure the effects related to the impact that the MARPOL regulation will have on the margins' forecast of refined products and the crude oil basket price discounts. The results of 2019 were impacted by a higher knowledge of the Refinery capabilities and efficient operational management.

The impairment recorded for 2018 is explained by: i) an adjustment in market expectations in relation to the impact that the implementation of the MARPOL regulation will have on margins of refined products, ii) the differential of light and heavy crudes that serve as raw material; and iii) fundamental macroeconomic changes that increased the discount rate used for the valuation of Reficar’s assets, mainly associated with the increase in the risk-free rate and higher market risk premiums. Improvements in operational and commercial inputs associated to the refinery optimization as well as the tax effects of the “Tax reform” (tax reform) partially offset the effects of the macroeconomic variables.

In 2017, we recorded a partial reversal of the impairment recorded in previous periods primarily as a result of: (a) an improved outlook in refining margins due to the ratification of the implementation of the International Convention for the Prevention of Pollution from Ships (Marpol) starting in 2020; (b) a lower discount rate resulting from the application of WACC methodology; and (c) operational and financial optimizations identified as part of the stabilization of the refinery.

17.2.2    Bioenergy

The recoverable amount of Bioenergy was calculated based on the fair value less the costs of disposal level, which is greater than the value in use and corresponds to the future cash flows discounted after taxes on profit. The fair value hierarchy is 3.

The significant assumptions used to determine the recoverable amount included: (a) forecast of ethanol prices based on projections made by Group specialists and (b) a 6.03% discount rate in real terms (2018 – 6.97%) determined under the WACC methodology.

In 2019, we recorded an impairment loss of COP$234,340, due to changes in the operative variables, changes in the projection of the operational cash flows and the need for higher resources, mainly by the results of the renovation of older reeds.

In 2018, impairment is presented due to: i) a lower prospect of short-term ethanol prices, associated with imports from abroad in an environment of global over-supply of ethanol, ii) the updating of agricultural variables in the short term, iii) an increase in the discount rate used for the valuation in line with fundamentals of the market. These impacts were partially offset by the updating of operating variables associated with the stabilization and tax effects of the “Tax reform”.

In 2017, we recorded an impairment loss mainly due to updating the dates of the start of operations of the project, the stabilization process of the industrial plant and the changes in the operational variables and ethanol prices.

17.2.3    Refinería de Barrancabermeja

During 2019, a loss of COP$225,094 was recorded, primarily related to engineered works for the integral development of the Refinería de Barrancabermeja Modernization Project, mainly due to the advance in the technical analysis of options to the eventual improvement of the conversion of the Refinery. Once the project is reactive, Ecopetrol will evaluate whether it could revers any impairment loss recorded in the previous years.

During 2018, the Refinería de Barrancabermeja Modernization Project, which is currently suspended, was evaluated and there were no indications that implied the recognition of additional impairment.

During 2017, an impairment loss of COP$273,987 was recognized on the Refinería de Barrancabermeja, mainly related to the write off of certain management and financial capitalized balances associated with the suspension of the modernization project of the Refinery. This suspension is in response to capital discipline criteria implemented to ensure the growth and financial sustainability of Ecopetrol S.A. and the Ecopetrol Business Group in the adverse context that the hydrocarbons sector experienced in previous years. This project is being assessed within the Ecopetrol Business Group’s strategic plan therefore any impairment loss recognized in previous years may be subject to reversal.

17.3       Transport and Logistics

The recoverable amount of these assets was determined based on its fair value with costs of disposal, which corresponds to discounted cash flows based on the hydrocarbon production curves and refined products transport curves. The fair value hierarchy is 3.

The assumptions used in the model to determine the recoverable value included: i) the tariffs regulated by the Ministry of Mines and Energy and the Energy and Gas Regulation Commission - CREG, ii) the actual discount rate used in the valuation was 4.88% (2018 - 5.60%) and iii) transport volume projections based on the end of year results for 2019 and the long-term volumetric transport program from 2020 onwards.

In 2019, we recorded an impairment loss of COP$232,556, mainly related to the cash-generating unit of the South COP$106,983, by Puerto de Tumaco and the TransAndino Pipeline (OTA), which means an impairment loss of 100% of the book value; and the cash-generating unit of the North COP$125,140; both include the right-of-use assets. This impairment loss was generated mainly by decreased volume transport to determine the income forecast and the lower efficiency costs.

In 2018, the main impairment recorded was COP$167,917, corresponding to the systems of the Southern Cash Generating Unit (CGU), composed of the Tumaco Port and the TransAndino Pipeline (OTA) and its afferent pipelines, the Mansoyá - Orito Pipeline (OMO), San Miguel - Orito (OSO), and Churuyaco- Orito (OCHO). This value was generated mainly by a decrease in the volume projections for the southern systems, and an increase in the need for maintenance capex to reduce the operational risk of the transport systems.

In 2017, there was a reversal of an impairment for the Transportation and Logistics segment for COP$59,455, mainly in Oleoducto del Sur, which includes, among others, the Trans Andino Pipeline. The reversal was due to the inclusion of the Port of Tumaco in that generating unit.